LONG-TERM DEBT - SERIES G DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2022
Notes Payable [Abstract]
Schedule of Maturities of Debentures
Composition by repayment schedule as of December 31, 2022:

Details	Interest Rate	2023	Total
Series G Debentures	2.79%	$18,997	$18,997
Accretion of carrying amount to principal amount			(32)
Carrying amount			$18,965